Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2016	May 13, 2016	May 12, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheets
Allowance for doubtful accounts	$ 1,561			$ 1,053	$ 655
Estimated allowance for refunds and appeals	$ 31,887			$ 33,406	$ 23,216
Common stock, par value per share	$ 0.001			$ 0.001	$ 0.001
Common stock, shares authorized	600,000,000	600,000,000	122,000,000	122,000,000	122,000,000
Common stock, shares issued	90,177,862			77,237,711	77,212,091
Common stock, shares outstanding	90,170,462			77,230,311	77,204,691
Treasury stock, shares	7,400			7,400	7,400